Concentration and Risks (Tables)	12 Months Ended
Mar. 31, 2026
Concentration and Risks [Abstract]
Schedule of Concentration and Risks

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended March 31,
	2024	2025	2026	2026
	S$	S$	S$	US$
Amount of the Company’s revenue
Customer A	6,168,565	4,542,669	5,877,686	4,555,993

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Amount of the Company’s accounts receivable, net
Customer A	2,089,269	2,612,794	2,025,264
Customer B	-	2,391,390	1,853,647

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended March 31,
	2024	2025	2026	2026
	S$	S$	S$	US$
Amount of the Company’s purchases
Supplier X	3,524,287	3,679,941	3,671,774	2,846,116
Supplier Y	3,482,538	3,852,349	3,851,140	2,985,149

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:

	For the years ended March 31,
	2025	2026	2026
	S$	S$	US$
Amount of the Company’s accounts payable
Supplier X	809,796	1,227,107	951,172
Supplier Y	953,941	1,183,602	917,450